Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 02, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below.
Pay Versus Performance: Graphical Description

Year	Summary Compensation Table Total for Jones(1)	Compensation Actually Paid to Jones(1)(2)(3)	Summary Compensation Table Total for Kotte(1)	Compensation Actually Paid to Kotte(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs (4)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Income (in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	n/a	n/a	$6,262,772	$6,654,232	$2,255,520	$2,392,064	$23.55	$(2.93)
2023	n/a	n/a	$5,141,874	$5,961,359	$1,794,887	$1,872,627	$23.47	$(63.26)
2022	$2,659,957	$323,579	$9,206,399	$8,450,786	$3,769,344	$2,569,039	$18.38	$(148.71)

(1)	Mr. Kotte has served as the Chief Executive Officer since June 3, 2022. Mr. Jones served as Chief Executive Officer during 2021 and through June 2, 2022.
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2024		2023		2022
	Vijay Kotte - CEO	Average Non- CEO NEOs	Vijay Kotte - CEO	Average Non- CEO NEOs	Clint Jones - CEO	Vijay Kotte - CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$6,262,772	$2,255,520	$5,141,874	$1,794,887	$2,659,957	$9,206,399	$3,769,344
Total Adjustments for Pension	$0	$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,526,351)	$(1,410,000)	$(4,216,664)	$(1,272,675)	$(1,500,000)	$(7,040,812)	$(2,655,067)
Year-end fair value of unvested awards granted in the current year	$4,499,045	$1,673,750	$4,318,853	$1,098,889	$1,540,987	$1,644,212	$1,165,958
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(92,941)	$2,014	$319,824	$88,550	$(1,577,870)	$0	$(357,255)
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$4,640,987	$818,997
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(488,293)	$(129,220)	$397,472	$162,976	$(799,495)	$0	$(172,938)
Total Adjustments for Equity Awards	$391,460	$136,544	$819,485	$77,740	$(2,336,378)	$(755,613)	$(1,200,305)

Compensation Actually Paid (as calculated)	$6,654,232	$2,392,064	$5,961,359	$1,872,627	$323,579	$8,450,786	$2,569,039

(3)
The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, are valued based on the probable achievement of the underlying performance goal as of the last day of the applicable year.

(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Brendan Shanahan, Michael Hargis
2023: Jason Schulz, Michael Hargis
2022: Shane Cruz, Jason Schulz
(5)	Pursuant to the rules of the SEC, the comparison assumes $100 was invested on December 31, 2021. Historic stock price performance is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote
(1)	Mr. Kotte has served as the Chief Executive Officer since June 3, 2022. Mr. Jones served as Chief Executive Officer during 2021 and through June 2, 2022.
(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Brendan Shanahan, Michael Hargis
2023: Jason Schulz, Michael Hargis
2022: Shane Cruz, Jason Schulz

Adjustment To PEO Compensation, Footnote
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2024		2023		2022
	Vijay Kotte - CEO	Average Non- CEO NEOs	Vijay Kotte - CEO	Average Non- CEO NEOs	Clint Jones - CEO	Vijay Kotte - CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$6,262,772	$2,255,520	$5,141,874	$1,794,887	$2,659,957	$9,206,399	$3,769,344
Total Adjustments for Pension	$0	$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,526,351)	$(1,410,000)	$(4,216,664)	$(1,272,675)	$(1,500,000)	$(7,040,812)	$(2,655,067)
Year-end fair value of unvested awards granted in the current year	$4,499,045	$1,673,750	$4,318,853	$1,098,889	$1,540,987	$1,644,212	$1,165,958
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(92,941)	$2,014	$319,824	$88,550	$(1,577,870)	$0	$(357,255)
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$4,640,987	$818,997
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(488,293)	$(129,220)	$397,472	$162,976	$(799,495)	$0	$(172,938)
Total Adjustments for Equity Awards	$391,460	$136,544	$819,485	$77,740	$(2,336,378)	$(755,613)	$(1,200,305)

Compensation Actually Paid (as calculated)	$6,654,232	$2,392,064	$5,961,359	$1,872,627	$323,579	$8,450,786	$2,569,039

Non-PEO NEO Average Total Compensation Amount			$ 2,255,520	$ 1,794,887	$ 3,769,344
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,392,064	1,872,627	2,569,039
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2024		2023		2022
	Vijay Kotte - CEO	Average Non- CEO NEOs	Vijay Kotte - CEO	Average Non- CEO NEOs	Clint Jones - CEO	Vijay Kotte - CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$6,262,772	$2,255,520	$5,141,874	$1,794,887	$2,659,957	$9,206,399	$3,769,344
Total Adjustments for Pension	$0	$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,526,351)	$(1,410,000)	$(4,216,664)	$(1,272,675)	$(1,500,000)	$(7,040,812)	$(2,655,067)
Year-end fair value of unvested awards granted in the current year	$4,499,045	$1,673,750	$4,318,853	$1,098,889	$1,540,987	$1,644,212	$1,165,958
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(92,941)	$2,014	$319,824	$88,550	$(1,577,870)	$0	$(357,255)
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$4,640,987	$818,997
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(488,293)	$(129,220)	$397,472	$162,976	$(799,495)	$0	$(172,938)
Total Adjustments for Equity Awards	$391,460	$136,544	$819,485	$77,740	$(2,336,378)	$(755,613)	$(1,200,305)

Compensation Actually Paid (as calculated)	$6,654,232	$2,392,064	$5,961,359	$1,872,627	$323,579	$8,450,786	$2,569,039

Compensation Actually Paid vs. Total Shareholder Return			CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income			CAP and Company Net Income
Total Shareholder Return Amount			$ 23.55	23.47	18.38
Net Income (Loss)			$ (2,930,000)	$ (63,260,000)	(148,710,000)
PEO Name	Mr. Jones	Mr. Kotte	Mr. Kotte	Mr. Kotte
Additional 402(v) Disclosure
Relationship Between Pay and Performance
We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our Annual Program and our share-based compensation programs.

Vijay Kotte [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,262,772	$ 5,141,874	9,206,399
PEO Actually Paid Compensation Amount			6,654,232	5,961,359	8,450,786
Clint Jones [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,659,957
PEO Actually Paid Compensation Amount					323,579
PEO | Vijay Kotte [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			391,460	819,485	(755,613)
PEO | Vijay Kotte [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,526,351)	(4,216,664)	(7,040,812)
PEO | Vijay Kotte [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,499,045	4,318,853	1,644,212
PEO | Vijay Kotte [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(92,941)	319,824	0
PEO | Vijay Kotte [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	4,640,987
PEO | Vijay Kotte [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(488,293)	397,472	0
PEO | Vijay Kotte [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Clint Jones [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,336,378)
PEO | Clint Jones [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,500,000)
PEO | Clint Jones [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,540,987
PEO | Clint Jones [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,577,870)
PEO | Clint Jones [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Clint Jones [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(799,495)
PEO | Clint Jones [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			136,544	77,740	(1,200,305)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,410,000)	(1,272,675)	(2,655,067)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,673,750	1,098,889	1,165,958
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,014	88,550	(357,255)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	818,997
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(129,220)	162,976	(172,938)
Non-PEO NEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0